UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21574

 NAME OF REGISTRANT:                     Eaton Vance Floating-Rate
                                         Income Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008



Eaton Vance Floating-Rate Income Trust
--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST/FOUR CORNERS SR FLOATING                                                        Agenda Number:  932760300
--------------------------------------------------------------------------------------------------------------------------
        Security:  33733U108
    Meeting Type:  Annual
    Meeting Date:  10-Sep-2007
          Ticker:  FCT
            ISIN:  US33733U1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES A. BOWEN***                                         Mgmt          For                            For
       RICHARD E. ERICKSON*                                      Mgmt          For                            For
       NIEL B. NIELSON**                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LMP CORPORATE LOAN FUND                                                                     Agenda Number:  932801889
--------------------------------------------------------------------------------------------------------------------------
        Security:  50208B100
    Meeting Type:  Annual
    Meeting Date:  23-Jan-2008
          Ticker:  TLI
            ISIN:  US50208B1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DANIEL P. CRONIN                                          Mgmt          For                            For
       LESLIE H. GELB                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MEDIMEDIA USA, INC.                                                                         Agenda Number:  932748784
--------------------------------------------------------------------------------------------------------------------------
        Security:  58470TAA3
    Meeting Type:  Consent
    Meeting Date:  20-Jul-2007
          Ticker:
            ISIN:  US58470TAA34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSENT TO THE PROPOSED AMENDMENTS                     Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 PIMCO FLOATING RATE INCOME FUND                                                             Agenda Number:  932789273
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201H108
    Meeting Type:  Annual
    Meeting Date:  18-Dec-2007
          Ticker:  PFL
            ISIN:  US72201H1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HANS W. KERTESS*                                          Mgmt          For                            For
       WILLIAM B. OGDEN, IV*                                     Mgmt          For                            For
       JOHN C. MANEY**                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIMCO FLOATING RATE STRATEGY FUND                                                           Agenda Number:  932789259
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201J104
    Meeting Type:  Annual
    Meeting Date:  18-Dec-2007
          Ticker:  PFN
            ISIN:  US72201J1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HANS W. KERTESS                                           Mgmt          For                            For
       JOHN C. MANEY                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  932835638
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T103
    Meeting Type:  Annual
    Meeting Date:  07-May-2008
          Ticker:  TRMP
            ISIN:  US89816T1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       EDWARD H. D'ALELIO                                        Mgmt          For                            For
       JAMES J. FLORIO                                           Mgmt          For                            For
       IVANKA M. TRUMP                                           Mgmt          For                            For

02     TO RATIFY THE BOARD'S APPOINTMENT OF ERNST &              Mgmt          For                            For
       YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM (INDEPENDENT AUDITORS) FOR
       THE YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN SENIOR INCOME TRUST                                                              Agenda Number:  932903443
--------------------------------------------------------------------------------------------------------------------------
        Security:  920961109
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2008
          Ticker:  VVR
            ISIN:  US9209611097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID C. ARCH                                             Mgmt          For                            For
       JERRY D. CHOATE                                           Mgmt          For                            For
       HOWARD J KERR                                             Mgmt          For                            For
       SUZANNE H. WOOLSEY                                        Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Floating-Rate Income Trust
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/26/2008